PARTY-IN-INTEREST TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 189	$ 91